Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The financial information presented in the accompanying unaudited consolidated financial statements as of September 30, 2013, and for the nine months ended September 30, 2013 and 2012 has been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and in accordance with rules and regulations of the U.S. Securities and Exchange Commission (SEC) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements reflect all adjustments, consisting primarily of normal recurring accruals, necessary for a fair presentation of the financial position as of September 30, 2013, and the results of operations for the nine months ended September 30, 2013 and 2012 and cash flows for the nine month periods ended September 30, 2013 and 2012. These unaudited consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto.

(a) Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

Use of Estimates

(c) Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made by management include estimated useful lives of property and equipment, application of appropriate revenue recognition standards, allowances for doubtful accounts, valuation of deferred tax assets, stock-based compensation, income taxes and legal and other contingencies. The current economic environment may have increased the degree of uncertainty inherent in some of those estimates and assumptions. Actual results could differ from those estimates and assumptions.

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made by management include estimated useful lives of property and equipment, application of appropriate revenue recognition standards, allowances for doubtful accounts, valuation of deferred tax assets, stock-based compensation, income taxes and legal and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates and assumptions.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

Highly liquid financial instruments purchased with original maturities of 90 days or less at the date of purchase including money market securities held in the U.S. are reported as cash equivalents. Cash equivalents are recorded at cost, which approximates fair value and include approximately $122.1 million of proceeds from the Company’s initial public offering.

Included in cash and cash equivalents are funds representing amounts reserved for the face value of registration fees or tickets sold on behalf of customers. While these cash accounts are not restricted as to their use, a liability for amounts due to customers under these arrangements has been recorded in accounts payable in the accompanying consolidated balance sheets. The Company had amounts due to customers of $1,964 as of September 30, 2013.

(c) Cash and Cash Equivalents

Highly liquid financial instruments purchased with original maturities of 90 days or less at the date of purchase are reported as cash equivalents. Cash equivalents are recorded at cost, which approximates fair value.

Included in cash and cash equivalents are funds representing amounts reserved for the face value of registration fees or tickets sold on behalf of customers. While these cash accounts are not restricted as to their use, a liability for amounts due to customers under these arrangements has been recorded in accounts payable in the accompanying consolidated balance sheets. The Company had amounts due to customers of zero and $1,351 of these funds as of December 31, 2011 and 2012, respectively.

Restricted Cash

(d) Restricted Cash

Restricted cash includes amounts required to be held for specified purposes in India. The Company held zero and $455 of restricted cash as of December 31, 2011 and 2012, respectively.

Short-term Investments

(e) Short-Term Investments

The Company’s short-term investments consist of highly liquid financial instruments with original maturities greater than 90 days but less than one year. These short-term investments are comprised of certificates-of-deposit held in India and are carried at fair value.

(e) Short-term Investments

The Company’s short-term investments consist of highly liquid financial instruments with original maturities greater than 90 days but less than one year. These short-term investments are comprised of certificates-of-deposit and are carried at fair value.

Accounts Receivable

(f) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In reviewing outstanding receivables, management considers historical write-off experience, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Account balances are written off after all means of collection have been exhausted and the potential for recovery is considered remote.

Bad debt expense during the years ended December 31, 2011 and 2012 was $180 and $344, respectively. The allowance for bad debt is consistent with actual historical write-offs; however, higher than expected bad debts may result in the future if write-offs are greater than the Company’s estimates. The Company does not have any off-balance-sheet credit exposure related to its customers.

No single customer accounted for more than 10% of the total accounts receivable as of December 31, 2011 and 2012, and no single customer accounted for more than 10% of revenue during the years ended December 31, 2011 and 2012.

Revenue Recognition

(f) Revenue Recognition

The Company derives revenue from two primary sources: platform subscription-based products and marketing solutions. These services are generally provided under annual and multi-year contracts and revenue is generally recognized on a straight-line basis over the life of the contract. The Company recognizes revenue when all of the following conditions are met:

(i)	persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which the products or services will be provided;

(ii)	delivery to customers has occurred or services have been rendered;

(iii)	the fee is fixed or determinable; and

(iv)	collection of the fees is reasonably assured.

The Company considers a signed agreement or other similar documentation to be persuasive evidence of an arrangement. Collectability is assessed based on a number of factors, including transaction history and the creditworthiness of a customer. If it is determined that collection is not reasonably assured, revenue is not recognized until collection becomes reasonably assured, which is generally upon receipt of cash.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence (VSOE) or third-party evidence (TPE) of selling price before an entity can recognize the portion of an overall arrangement fee that is attributable to items that have already been delivered. The adoption of ASU 2009-13 did not have a material impact on the Company’s results of operations.

Deferred revenue consists of billings or payments received in advance of revenue recognition from platform subscription services or marketing solutions that are subsequently recognized when the revenue recognition criteria are met. The Company generally invoices customers in annual or quarterly installments.

Platform Subscription Revenue

The Company generates the majority of its revenue through software-as-a-service (SaaS) subscriptions to the event management platform, pricing for which is subject to the features and functionality selected. No features or functionality within the subscription-based services have stand alone value from one another and, therefore, the entire subscription fee is recognized on a straight-line basis over the term of the subscription arrangement.

SaaS subscriptions may include functionality that enables customers to manage the registration of participants attending the customer’s event or events. In some cases, the negotiated fee for the subscription is based on a maximum number of event registrations permitted over the subscription term. At any time during the subscription term, customers may elect to purchase blocks of additional registrations, which are referred to as up-sells. The fees associated with the up-sells are added to the original subscription fee, and the revenue is recognized over the remaining subscription period. In other more limited cases, a customer may purchase additional registrations on a pay-as-you-go basis, which are referred to as overages. The revenue for overages is recognized as each additional registration is used by the customer. No portion of the subscription fee is refundable regardless of the actual number of registrations that occur. Other subscription-based solutions include the sale of mobile event apps as well as survey solutions, both of which are contracted through annual or multi-year agreements.

Subscription agreements do not provide customers with the right to take possession of the underlying software at any time.

Marketing Solutions Revenue

Marketing solutions revenue is generated through the delivery of various forms of advertising sold through annual or multi-year advertising contracts. Such solutions include prominent display of a customer’s venue within the Cvent Supplier Network, the Cvent Destination Guide or in various electronic newsletters. Pricing for the advertisements is based on the targeted geography, number of advertisements and prominence of the ad placement.

The Company enters into arrangements with multiple deliverables that generally include various marketing solutions that may be sold individually or bundled together and delivered over various periods of time. In such situations, the Company applies the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, No. 605-25, Revenue Recognition—Multiple Element Arrangements to account for the various elements within the marketing solution agreements delivered over the platform. Under such guidance, in order to treat deliverables in a multiple-deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately and revenue is recognized ratably over the contractual period that the related advertising deliverable is provided. Annual marketing solutions on the Cvent Supplier Network are often sold separately, and, as such, all have standalone value.

Some one-time marketing solutions, which can run for a month, several months, or a year, are primarily sold in a package. In determining whether the marketing solutions sold in packages have standalone value, the Company considers the availability of the services from other vendors, the nature of the solutions, and the contractual dependence of the solutions to the rest of the package. The Company has concluded that all of the marketing solutions in the packages included in multiple-deliverable arrangements executed have standalone value.

Revenue arrangements with multiple deliverables are divided into separate units of accounting and the arrangement consideration is allocated to all deliverables based on the relative selling price method. In such circumstances, the Company uses the selling price hierarchy of: (i) vendor specific objective evidence of fair value, or VSOE, if available, (ii) third-party evidence of selling price, or TPE, and (iii) best estimate of selling price. VSOE is limited to the price charged when the same element is sold separately by the Company. Due to the unique nature of some multiple deliverable revenue arrangements, the Company may not be able to establish selling prices based on historical stand-alone sales using VSOE or TPE; therefore the Company may use its best estimate to establish selling prices for these arrangements. The Company establishes the best estimates within a range of selling prices considering multiple factors including, but not limited to, factors such as size of transaction, customer demand and price lists.

(g) Revenue Recognition

The Company derives revenue from two primary sources: platform subscription-based solutions and marketing solutions. These services are generally provided under annual and multi-year contracts that are generally only cancellable for cause and revenue is generally recognized on a straight-line basis over the life of the contract. The Company recognizes revenue when all of the following conditions are met:

(i)	persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which the solutions or services will be provided;

(ii)	delivery to customers has occurred or services have been rendered;

(iii)	the fee is fixed or determinable; and

(iv)	collection of the fees is reasonably assured.

The Company considers a signed agreement or other similar documentation to be persuasive evidence of an arrangement. Collectability is assessed based on a number of factors, including transaction history and the creditworthiness of a customer. If it is determined that collection is not reasonably assured, revenue is not recognized until collection becomes reasonably assured, which is generally upon receipt of cash.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor-specific objective evidence (VSOE) or third-party evidence (TPE) of selling price before an entity can recognize the portion of an overall arrangement fee that is attributable to items that have already been delivered. The adoption of ASU 2009-13 did not have a material impact on the Company’s results of operations.

Platform Subscription Revenue

The Company generates the majority of its revenue through software-as-a-service (SaaS) subscriptions to the event management platform, pricing for which is subject to the features and functionality selected. No features or functionality within the subscription-based services have stand alone value from one another and, therefore, the entire subscription fee is recognized on a straight-line basis over the term of the subscription arrangement.

SaaS subscriptions may include functionality that enables customers to manage the registration of participants attending the customer’s event or events. In some cases, the negotiated fee for the subscription is based on a maximum number of event registrations permitted over the subscription term. At any time during the subscription term, customers may elect to purchase blocks of additional registrations, which are referred to as up-sells. The fees associated with the up-sells are added to the original subscription fee, and the revenue is recognized over the remaining subscription period. In other more limited cases, a customer may purchase additional registrations on a pay-as-you-go basis, which are referred to as overages. The revenue for overages is recognized as each additional registration is used by the customer. No portion of the subscription fee is refundable regardless of the actual number of registrations that occur. Other subscription-based solutions include the sale of mobile event apps as well as survey solutions, both of which are contracted through annual or multi-year agreements.

Subscription agreements do not provide customers with the right to take possession of the underlying software at any time.

Marketing Solutions Revenue

Marketing solutions revenue is generated through the delivery of various forms of advertising sold through annual or multi-year advertising contracts. Such solutions include prominent display of a customer’s venue within the Cvent Supplier Network, the Cvent Destination Guide or in various electronic newsletters. Pricing for the advertisements is based on the targeted geography, number of advertisements and prominence of the ad placement.

The Company enters into arrangements with multiple deliverables that generally include various marketing solutions that may be sold individually or bundled together and delivered over various periods of time. In such situations, the Company applies the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, No. 605-25, Revenue Recognition—Multiple Element Arrangements to account for the various elements within the marketing solution agreements delivered over the platform. Under such guidance, in order to treat deliverables in a multiple-deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately and revenue is recognized ratably over the contractual period that the related advertising deliverable is provided. Annual marketing solutions on the Cvent Supplier Network are often sold separately, and, as such, all have standalone value.

Some one-time marketing solutions, which can run for a month, several months, or a year, are primarily sold in a package. In determining whether the marketing solutions sold in packages have standalone value, the Company considers the availability of the services from other vendors, the nature of the solutions, and the contractual dependence of the solutions to the rest of the package. The Company has concluded that all of the marketing solutions in the packages included in multiple-deliverable arrangements executed have standalone value.

Revenue arrangements with multiple deliverables are divided into separate units of accounting and the arrangement consideration is allocated to all deliverables based on the relative selling price method. In such circumstances, the Company uses the selling price hierarchy of: (i) vendor specific objective evidence of fair value, or VSOE, if available, (ii) third-party evidence of selling price, or TPE, and (iii) best estimate of selling price. VSOE is limited to the price charged when the same element is sold separately by the Company. Due to the unique nature of some multiple deliverable revenue arrangements, the Company may not be able to establish selling prices based on historical stand-alone sales using VSOE or TPE; therefore the Company may use its best estimate to establish selling prices for these arrangements. The Company establishes the best estimates within a range of selling prices considering multiple factors including, but not limited to, factors such as size of transaction, customer demand and price lists.

Deferred Revenue

(h) Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from platform subscription services or marketing solutions that are subsequently recognized when the revenue recognition criteria are met. The Company generally invoices customers in annual or quarterly installments.

Cost of Revenue

(i) Cost of Revenue

The Company’s cost of revenue consists of employee-related expenses, including salaries, benefits and stock-based compensation related to providing support and hosting applications, costs of data center capacity, software license fees and amortization expense associated with capitalized software. In addition, the Company allocates a portion of overhead, such as rent, information technology costs, depreciation and amortization to cost of revenue based on headcount.

Property and Equipment

(j) Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Improvements and replacements of property and equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of property and equipment are charged to expense as incurred. When assets are sold or retired, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reported in operating income of the consolidated statements of income. Depreciation is computed using the straight line method over the estimated useful lives of the related assets. The estimated useful life of computer equipment and software is three years while the estimated useful lives of furniture and equipment is seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.

Impairment of Long-Lived Assets

(k) Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment—Overall. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable from future undiscounted cash flows, the carrying amount of such assets is reduced to the lower of the carrying value or fair value.

In addition to the recoverability assessment, the Company routinely reviews the remaining estimated lives of its long-lived assets. Any reduction in the useful life assumption will result in increased depreciation and amortization expense in the period when such determinations are made, as well as in subsequent periods. There was no impairment of long-lived assets during the years ended December 31, 2011 and 2012.

Goodwill

(l) Goodwill

As a result of the Company’s acquisitions in 2012 (Note 4), the Company recorded goodwill. Goodwill represents the excess of: (i) the aggregate of the fair value of consideration transferred in a business combination, over (ii) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to annual impairment tests. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company adopted the provisions of ASU 2011-08 as of January 1, 2012.

The Company performs its annual impairment review of goodwill on November 30 and when a triggering event occurs between annual impairment tests. Based on the Company’s qualitative assessment, there was no indication of impairment as of December 31, 2012.

Capitalized Software Development Costs

(m) Capitalized Software Development Costs

Costs to develop internal use software are capitalized and recorded as capitalized software in accordance with the provisions of FASB ASC Subtopic 350-40, Intangibles-Goodwill and Other Subtopic 40 Internal-Use Software on the balance sheet. These costs are amortized on a project-by-project basis using the straight-line method over the estimated economic life of the application, which is generally three years, beginning when the asset is substantially ready for use. Costs incurred during the preliminary development stage, as well as maintenance and training costs are expensed as incurred.

Research and Development

(n) Research and Development

Research and development expenses consist primarily of personnel and related expenses for the Company’s research and development staff, including salaries, benefits, bonuses and stock-based compensation and the cost of certain third-party contractors. Research and development costs, other than software development expenses qualifying for capitalization, are expensed as incurred.

Sales Commissions

(o) Sales Commissions

Sales commissions are the costs directly associated with platform subscription and marketing solutions contracts with customers and consist of commissions paid to the Company’s direct sales force. Sales commissions are expensed when incurred as a component of sales and marketing expense and are generally paid one month in arrears. Commissions incurred, but not paid, are included in accrued expenses in the accompanying consolidated balance sheets. Sales commissions paid are subject to a claw back provision in the event a customer contract is cancelled in proportion to the remaining contract period at the date of cancellation and are recorded net in sales and marketing expense. Amounts charged back have not been material to the Company’s results of operations.

Deferred Tax Assets and Liabilities

(p) Deferred Tax Assets and Liabilities

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. To the extent that it is not considered to be more likely than not that a deferred tax asset will be realized, a valuation allowance is established. The Company applies the provisions of FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) (included in ASC Subtopic 740-10, Income Taxes—Overall), which provides guidance related to the accounting for uncertain tax positions. In accordance with FIN 48, the Company only recognizes the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination.

Stock-Based Compensation Plan

(q) Stock-Based Compensation Plan

The Company accounts for its employee stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation. ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model.

Determining the fair value of stock-based compensation awards under this model requires judgment, including estimating the value per share of the Company’s common stock, estimated volatility, risk free rate, expected term and estimated dividend yield. The assumptions used in calculating the fair value of stock-based compensation awards represent the Company’s best estimates, based on management judgment. The estimate of the value per share of the Company’s common stock used in the option-pricing model is based on the contemporaneous valuations performed with the assistance of an unrelated third-party valuation specialist and management’s analysis of market transactions in proximity to the valuation dates. The estimated dividend yield is zero since the Company has not issued dividends to date and does not anticipate issuing dividends. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with an equivalent remaining term. The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of similar public companies. The expected term of the Company’s option plans represent the period that its stock-based awards are expected to be outstanding. For purposes of determining the expected term, the Company applies the simplified approach, in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award. Awards generally vest over a service period of four years, with a maximum contractual term of ten years.

Pursuant FASB ASC Subtopic 718-10-35, Stock Compensation, the initial determination of compensation cost is based on the number of stock options granted amortized over the vesting period. The value of the awards granted is discounted by the forfeiture rate equal to the value expected to vest. The forfeiture rate was derived by taking into consideration historical employee turnover rates as well as expectations for the future. Expense is recognized using the straight-line attribution method.

Comprehensive Income

(g) Comprehensive Income

There was no material difference between net income (loss) presented in the consolidated statements of operations and comprehensive income (loss) for each of the nine month periods ended September 30, 2013 and 2012.

(r) Comprehensive Income (Loss)

There was no difference between net income (loss) presented in the consolidated statements of operations and comprehensive income (loss) for each of the years ended December 31, 2011 and 2012.

Foreign Currency Transactions

(i) Foreign Currency Transactions

The Company has designated the U.S. dollar as its functional currency for its foreign subsidiary in India. For the subsidiary, assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and historical exchange rates for nonmonetary assets and liabilities. Foreign currency gains and losses associated with remeasurement are included in general and administrative expense in the consolidated statements of operations.

Foreign currency gains (losses) associated with remeasurement and transaction gains (losses) were $(2,009) and $(110) for the nine months ended September 30, 2013 and 2012, respectively.

The Company’s subsidiary in the United Kingdom designates the British pound as the functional currency. For the subsidiary, balances are translated into U.S. dollars at current exchange rates. For the nine months ended September 30, 2013, foreign currency translation and transaction losses were immaterial.

(s) Foreign Currency Transactions

The Company’s foreign subsidiary in India designates the U.S. dollar as the functional currency. For the subsidiary, assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and historical exchange rates for nonmonetary assets and liabilities. Foreign currency gains and losses associated with remeasurement are included in general and administrative expense in the consolidated statements of operations.

Foreign currency transaction losses associated with remeasurement were $1,568 and $137 for the years ended December 31, 2011 and 2012, respectively.

Non-Monetary Transactions

(t) Non-Monetary Transactions

The Company occasionally participates in non-monetary transactions with its customers in exchange for marketing services. The cost of the services received approximate the value of the services provided and as a result no gain or loss is recognized on the transaction. Non-monetary transactions totaled $362 for the year ended December 31, 2012. The Company did not have any non-monetary transactions during the year ended December 31, 2011.

Fair Value Measurements

(h) Fair Value Measurements

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable accounts payable and accrued liabilities. The carrying value of these financial instruments on the consolidated balance sheets approximate their fair value based on their short-term nature.

The Company is also subject to certain contingent consideration arrangements associated with recent acquisitions that are based on achieving specified operating targets and the passage of time. Assumptions including revenue forecasts, future market opportunities, complexity and size of addressable markets and the scalability of the product are developed to determine the fair value of such contingent consideration. In addition, the probability of achieving the specified targets is considered in determining the fair value of the contingent consideration included in the purchase price. Cvent will continue to remeasure contingent consideration to fair value at each reporting date, and will recognize any changes to the fair value in earnings for any changes resulting from events after the acquisition date, such as meeting a sales target.

(u) Fair Value Measurements

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities. The carrying value of these financial instruments on the consolidated balance sheets approximate their fair value based on their short-term nature.

The Company is also subject to certain contingent consideration arrangements associated with recent acquisitions that are based on achieving specified operating targets and the passage of time. Assumptions including revenue forecasts, future market opportunities, complexity and size of addressable markets and the scalability of the product are developed to determine the fair value of such contingent consideration. In addition, the probability of achieving the specified targets is considered in determining the fair value of the contingent consideration included in the purchase price. Cvent will continue to remeasure contingent consideration to fair value at each reporting date, and will recognize any changes to the fair value in earnings for any changes resulting from events after the acquisition date, such as meeting a sales target.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Cvent and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency Forward Contracts

(j) Foreign Currency Forward Contracts

The Company is exposed to certain risks related to its ongoing business operations, including the effect of changes in foreign exchange rates on the Company’s monetary assets and liabilities denominated in foreign currency. The Company occasionally uses short-term foreign currency forward contracts as part of its strategy to manage these risks but does not hold or issue derivative instruments for trading purposes or speculation. These foreign currency forward contracts do not meet the requirements for hedge accounting and changes in the fair value of these derivative instruments are recorded in general and administrative expenses in the Company’s consolidated statement of operations.

Prior to the quarter ended September 30, 2013, the Company entered into short-term exchange-rate related forward contracts to purchase Indian Rupees. As of September 30, 2013, the Company had entered into forward contracts with a total notional value of $2.5 million, and all contracts had expired at various dates from July through September 2013. Through September 30, 2013, the Company has recorded a realized loss of $32, net of transaction costs, related to these forward contracts within general and administrative expenses.